Leases - Schedule of Changes in Lease Liabilities (Details) ₱ in Millions	12 Months Ended
Dec. 31, 2019 PHP (₱)
Lease Liabilities Line Item
Balances at beginning of the year	₱ 15,233
Additions	5,065
Accretion on lease liabilities (Notes 5, 10 and 29)	1,061
Lease modifications	463
Foreign exchange loss – net	(12)
Termination	(96)
Settlement of obligations	(5,399)
Balances at end of the year	16,315
Current portion of lease liabilities (Note 10)	3,215
Noncurrent portion of lease liabilities	13,100
IFRS 16 [Member]
Lease Liabilities Line Item
Balances at beginning of the year	15,233
Current portion of lease liabilities (Note 10)	3,215
Noncurrent portion of lease liabilities	₱ 13,100